SCHEDULE OF CONTRACTUAL MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Not later than one year [member]
IFRSStatementLineItems [Line Items]
Within one year	$ 6,660	$ 6,000